UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2004

TFC-QTLY-1004

1.805752.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value
Alaska - 1.6%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 1.35%, VRDN (a)	$ 5,000,000	$ 5,000,000
Arizona - 0.4%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	1,100,000	1,100,000
California - 9.7%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.34% (Liquidity Facility Morgan Stanley) (a)(b)	4,720,000	4,720,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B2, 1.4%, LOC BNP Paribas SA, VRDN (a)	16,200,000	16,200,000
California Econ. Recovery Series 2004 C1, 1.4% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	1,950,000	1,950,000
California Pub. Works Board Lease Rev. Participating VRDN Series PA 814R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	620,000	620,000
Irvine Impt. Bond Act of 1915:
(Assessment District #00-18 Proj.) Series A, 1.33%, LOC Bank of New York, New York, VRDN (a)	1,200,000	1,200,000
(Assessment District #87-88 Proj.) 1.33%, LOC KBC Bank NV, VRDN (a)	5,248,000	5,248,000
		29,938,000
Colorado - 3.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Nat'l. Jewish Federation Bond Prog.) Series A1, 1.35%, LOC Bank of America NA, VRDN (a)	6,150,000	6,150,000
Colorado Hsg. & Fin. Auth. Series 2002 A3, 1.32% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	5,090,000	5,090,000
		11,240,000
Florida - 4.9%
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1995 A, 1.36% (Liquidity Facility Suntrust Bank), VRDN (a)	1,200,000	1,200,000
Pinellas County Health Facilities Auth. Rev. (Bayfront Med. Ctr., Inc. Projs.) 1.36%, LOC Suntrust Bank, VRDN (a)	12,100,000	12,100,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 1.35%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
		15,300,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - 3.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 1.37%, LOC Bank of America NA, VRDN (a)	$ 4,200,000	$ 4,200,000
Atlanta Wtr. & Wastewtr. Rev. Series C, 1.35% (FSA Insured), VRDN (a)	6,000,000	6,000,000
		10,200,000
Illinois - 6.4%
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metropolitan Chicago Projs.) 1.35% (AMBAC Insured), VRDN (a)	8,500,000	8,500,000
Illinois Fin. Auth. Rev. (Northwestern Memorial Proj.) Series B1, 1.35% (Liquidity Facility Bank of Nova Scotia New York Agcy.), VRDN (a)	8,700,000	8,700,000
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 1.36% (Liquidity Facility BNP Paribas SA) (a)(b)	2,680,000	2,680,000
		19,880,000
Indiana - 3.8%
Indiana Edl. Facilities Auth. Rev. (DePauw Univ. Proj.) 1.35%, LOC Northern Trust Co., Chicago, VRDN (a)	3,700,000	3,700,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series Piper 04 E, 1.4% (Liquidity Facility Bank of New York, New York) (a)(b)	5,000,000	5,000,000
Series PT 2189, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
		11,700,000
Iowa - 0.5%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.38%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 1.35% (MBIA Insured), VRDN (a)	2,690,000	2,690,000
Michigan - 6.2%
Detroit Swr. Disp. Rev. Series B, 1.35% (FSA Insured), VRDN (a)	2,200,000	2,200,000
Michigan State Univ. Revs. Series 2002 A, 1.35%, VRDN (a)	8,625,000	8,625,000
Univ. of Michigan Univ. Revs. Series 1992 A, 1.36%, VRDN (a)	8,445,000	8,445,000
		19,270,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - 0.9%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Children's Health Care Proj.) Series B, 1.35% (FSA Insured), VRDN (a)	$ 2,900,000	$ 2,900,000
Mississippi - 2.4%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.35%, VRDN (a)	3,000,000	3,000,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.35%, VRDN (a)	4,500,000	4,500,000
		7,500,000
Missouri - 4.9%
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 1.35% (MBIA Insured), VRDN (a)	6,500,000	6,500,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) 1.4% (AMBAC Insured), VRDN (a)	8,515,000	8,515,000
		15,015,000
Nebraska - 5.6%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.35%, LOC Lasalle Bank NA, VRDN (a)	7,400,000	7,400,000
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 1.35% (AMBAC Insured), VRDN (a)	10,000,000	10,000,000
		17,400,000
New Jersey - 0.7%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,100,000	2,100,000
New Mexico - 1.7%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 1.35%, LOC Barclays Bank PLC, VRDN (a)	5,395,000	5,395,000
New York - 11.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 1051, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,000,000	11,000,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1756, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,400,000	3,400,000
New York City Gen. Oblig.:
Participating VRDN Series PT 2203, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,195,000	1,195,000
Series 1994 E5, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,030,000	4,030,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H6, 1.35%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 6,000,000	$ 6,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 00 DDD, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,980,000	3,980,000
New York Transitional Fin. Auth. Rev.:
Series 2003 3B, 1.4% (Liquidity Facility Bank of New York, New York), VRDN (a)	2,240,000	2,240,000
Series C, 1.36% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,520,000	3,520,000
		35,365,000
Ohio - 0.7%
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 1.35%, VRDN (a)	2,000,000	2,000,000
Pennsylvania - 3.4%
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	870,000	870,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,900,000	1,900,000
Philadelphia Auth. for Indl. Dev. Revs.:
(Fox Chase Cancer Ctr. Proj.) Series 1997, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
(Settlement Music School of Philadelphia Proj.) 1.35%, LOC Allied Irish Banks PLC, VRDN (a)	1,000,000	1,000,000
Philadelphia Gas Works Rev. Participating VRDN Series MS 906, 1.36% (Liquidity Facility Morgan Stanley) (a)(b)	3,000,000	3,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 A, 1.36%, LOC Dexia Cr. Local de France, VRDN (a)	1,770,000	1,770,000
		10,640,000
South Carolina - 0.3%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.38%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
South Dakota - 1.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Rapid City Reg'l. Hosp. Proj.) Series C, 1.35% (MBIA Insured), VRDN (a)	3,500,000	3,500,000
Tennessee - 7.1%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. 1.37%, LOC Bank of America NA, VRDN (a)	22,000,000	22,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 10.9%
Austin Wtr. & Wastewtr. Sys. Rev. 1.35% (FSA Insured), VRDN (a)	$ 2,000,000	$ 2,000,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.35% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) 1.35%, VRDN (a)	3,900,000	3,900,000
Houston Gen. Oblig. Participating VRDN Series PT 969, 1.36% (Liquidity Facility DEPFA BANK PLC) (a)(b)	1,000,000	1,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.36%, VRDN (a)	1,370,000	1,370,000
San Antonio Elec. & Gas Systems Rev. 1.35% (Liquidity Facility Bank of America NA), VRDN (a)	3,200,000	3,200,000
Texas Gen. Oblig. Participating VRDN:
Series LB 04 L61J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	600,000	600,000
Series LB 04 L62J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	600,000	600,000
Texas Wtr. Dev. Board Rev. 1.36% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,300,000	9,300,000
Waste Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 1.35% (BP PLC Guaranteed), VRDN (a)	9,400,000	9,400,000
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.38% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,300,000	2,300,000
		33,770,000
Washington - 2.4%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PT 950, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
King County Swr. Rev. Series 2001 B, 1.32%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,400,000	2,400,000
		7,395,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 917, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	500,000	500,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 3.0%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	$ 1,550,000	$ 1,550,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 1.35%, VRDN (a)	7,620,000	7,620,000
		9,170,000
TOTAL INVESTMENT PORTFOLIO - 98.0%		303,468,000
NET OTHER ASSETS - 2.0%		6,163,764
NET ASSETS - 100%		$ 309,631,764
Total Cost for Federal Income Tax Purposes $ 303,468,000
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Security Lending
Cash Central Fund

August 31, 2004

CSL-QTLY-1004

1.805768.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 45.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 26.9%
Agency Coupons - 17.5%
9/1/04	1.48% (a)	$50,000,000	$49,991,029
9/1/04	1.50 (a)	60,000,000	59,996,378
9/6/04	1.23 (a)	115,000,000	114,930,625
9/7/04	1.45 (a)	75,000,000	74,930,191
9/10/04	1.35 (a)	40,000,000	40,000,000
9/24/04	1.49 (a)	50,000,000	49,997,190
9/28/04	1.56 (a)	50,000,000	49,992,837
9/29/04	1.53 (a)	75,000,000	74,941,404
10/7/04	1.46 (a)	25,000,000	24,995,663
2/15/05	1.16	35,510,000	36,456,288
3/29/05	1.40	50,000,000	50,000,000
4/28/05	1.35	100,000,000	100,000,000
5/3/05	1.40	47,000,000	47,000,000
5/4/05	1.54	65,000,000	65,000,000
5/13/05	1.59	50,000,000	50,000,000
			888,231,605
Discount Notes - 9.4%
9/10/04	1.09	250,000,000	249,932,499
10/20/04	1.21	11,000,000	10,982,033
10/27/04	1.57	5,000,000	4,987,867
11/10/04	1.42	70,000,000	69,808,083
11/17/04	1.63	68,000,000	67,764,380
3/4/05	1.21	75,000,000	74,540,000
			478,014,862
			1,366,246,467
Federal Home Loan Bank - 8.6%
Agency Coupons - 8.0%
9/15/04	1.44 (a)	57,000,000	56,993,805
9/21/04	1.48 (a)	40,000,000	39,995,571
11/26/04	1.64 (a)	200,000,000	199,891,407
2/25/05	1.40	50,000,000	50,000,000
4/15/05	1.35	60,000,000	60,000,000
			406,880,783
Discount Notes - 0.6%
11/10/04	1.42	32,000,000	31,912,267
			438,793,050
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Freddie Mac - 9.6%
Agency Coupons - 0.7%
1/15/05	1.13%	$20,000,000	$20,417,832
2/15/05	1.17	14,740,000	14,917,204
			35,335,036
Discount Notes - 8.9%
9/17/04	1.09	86,000,000	85,958,720
9/22/04	1.09	10,540,000	10,533,360
10/19/04	1.21	5,450,000	5,441,280
11/2/04	1.27	38,000,000	37,917,540
11/9/04	1.42	75,000,000	74,797,313
11/16/04	1.46	22,000,000	21,932,656
11/16/04	1.63	20,000,000	19,931,600
12/2/04	1.53	25,000,000	24,903,528
2/1/05	1.87	50,000,000	49,605,812
2/8/05	1.33	48,859,000	48,574,532
2/8/05	1.85	54,300,000	53,858,360
2/15/05	1.85	20,000,000	19,830,217
			453,284,918
			488,619,954
TOTAL FEDERAL AGENCIES			2,293,659,471
Repurchase Agreements - 54.9%
		Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 8/31/04 due 9/1/04 At:
1.59% (b)		$2,520,111,329	2,520,000,000
1.6% (b)		266,441,862	266,430,000
TOTAL REPURCHASE AGREEMENTS			2,786,430,000
TOTAL INVESTMENT PORTFOLIO - 100.0%			5,080,089,471
NET OTHER ASSETS - 0.0%			(1,982,363)
NET ASSETS - 100%			$5,078,107,108
Total Cost for Federal Income Tax Purposes $ 5,080,089,471
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,520,000,000 due 9/1/04 at 1.59%
Banc of America Securities LLC.	$188,355,358
Bank of America, National Association	602,737,144
Barclays Capital Inc.	226,026,429
Merrill Lynch Government Securities, Inc.	33,709,280
Morgan Stanley & Co. Incorporated.	491,230,773
Societe Generale, New York Branch	73,835,300
UBS Securities LLC	904,105,716
2,520,000,000
$266,430,000 due 9/1/04 at 1.6%
Banc of America Securities LLC.	58,200,728
Barclays Capital Inc.	12,933,495
Bear Stearns & Co. Inc.	58,200,728
Credit Suisse First Boston LLC	64,667,477
Merrill Lynch Government Securities, Inc.	41,387,184
Morgan Stanley & Co. Incorporated.	31,040,388
266,430,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2004

TCC-QTLY-1004

1.805760.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 32.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 20.5%
Agency Coupons - 17.5%
9/1/04	1.48% (a)	$ 250,000,000	$ 249,955,145
9/1/04	1.50 (a)	990,000,000	989,949,469
9/6/04	1.23 (a)	300,000,000	299,819,022
9/7/04	1.45 (a)	325,000,000	324,697,495
9/10/04	1.35 (a)	235,000,000	235,000,000
9/24/04	1.49 (a)	300,000,000	299,983,139
9/27/04	1.52 (a)	300,000,000	299,942,126
9/28/04	1.56 (a)	310,000,000	309,955,588
9/29/04	1.53 (a)	270,500,000	270,288,665
10/7/04	1.46 (a)	148,000,000	147,974,323
3/29/05	1.40	230,000,000	230,000,000
4/28/05	1.35	314,000,000	314,000,000
5/3/05	1.40	140,000,000	140,000,000
5/4/05	1.54	210,000,000	210,000,000
5/13/05	1.59	144,000,000	144,000,000
			4,465,564,972
Discount Notes - 3.0%
10/27/04	1.57	270,000,000	269,344,800
11/10/04	1.42	130,000,000	129,643,583
11/17/04	1.63	32,000,000	31,889,120
2/9/05	1.85	308,284,000	305,760,952
3/4/05	1.21	37,000,000	36,773,067
			773,411,522
			5,238,976,494
Federal Home Loan Bank - 6.2%
Agency Coupons - 5.8%
9/15/04	1.44 (a)	299,000,000	298,966,827
9/21/04	1.48 (a)	225,000,000	224,975,089
11/26/04	1.64 (a)	515,000,000	514,720,374
2/25/05	1.40	225,000,000	225,000,000
4/15/05	1.35	220,000,000	220,000,000
			1,483,662,290
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Federal Home Loan Bank - continued
Discount Notes - 0.4%
11/10/04	1.42%	$ 105,000,000	$ 104,712,125
			1,588,374,415
Freddie Mac - 5.5%
Discount Notes - 5.5%
10/19/04	1.21	40,000,000	39,936,000
11/2/04	1.27	103,556,000	103,331,283
11/9/04	1.42	372,839,000	371,831,403
11/16/04	1.46	62,800,000	62,607,762
11/16/04	1.63	452,814,000	451,265,376
12/2/04	1.53	131,119,000	130,613,026
2/1/05	1.87	250,000,000	248,029,062
			1,407,613,912
TOTAL FEDERAL AGENCIES			8,234,964,821
U.S. Treasury Obligations - 0.2%

U.S. Treasury Notes - 0.2%
11/30/04	1.24	50,000,000	50,089,763
Time Deposits - 6.4%

Barclays Bank PLC
9/1/04	1.57	1,000,000,000	1,000,000,000
RaboBank Nederland Coop. Central
9/1/04	1.57	625,000,000	625,000,000
TOTAL TIME DEPOSITS			1,625,000,000
Repurchase Agreements - 61.3%
		Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Government Obligations) dated 8/31/04 due 9/1/04 At:
1.59% (b)		$ 8,123,351,860	$ 8,122,993,000
1.6% (b)		395,931,627	395,914,000
1.61% (b)		50,833,273	50,831,000
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 8/31/04 due 9/1/04 At:
1.53% (b)		171,876,304	171,869,000
1.55% (b)		581,411,085	581,386,000
1.58% (b)		6,343,881,859	6,343,604,000
TOTAL REPURCHASE AGREEMENTS			15,666,597,000
TOTAL INVESTMENT PORTFOLIO - 100.1%			25,576,651,584
NET OTHER ASSETS - (0.1)%			(14,661,983)
NET ASSETS - 100%			$25,561,989,601
Total Cost for Federal Income Tax Purposes $ 25,576,651,584
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$8,122,993,000 due 9/1/04 at 1.59%
Banc of America Securities LLC.	$ 607,146,528
Bank of America, National Association	1,942,868,891
Barclays Capital Inc.	728,575,834
Merrill Lynch Government Securities, Inc.	108,658,828
Morgan Stanley & Co. Incorporated.	1,583,438,145
Societe Generale, New York Branch	238,001,439
UBS Securities LLC	2,914,303,335
8,122,993,000
$395,914,000 due 9/1/04 at 1.6%
Banc of America Securities LLC.	86,486,068
Barclays Capital Inc.	19,219,126
Bear Stearns & Co. Inc.	86,486,068
Credit Suisse First Boston LLC	96,095,631
Merrill Lynch Government Securities, Inc.	61,501,204
Morgan Stanley & Co. Incorporated.	46,125,903
395,914,000
$50,831,000 due 9/1/04 at 1.61%
Merrill Lynch Government Securities, Inc.	50,831,000

$171,869,000 due 9/1/04 at 1.53%
Societe Generale, New York Branch	171,869,000

$581,386,000 due 9/1/04 at 1.55%
Credit Suisse First Boston LLC	195,274,772
J.P. Morgan Securities, Inc.	184,116,214
Lehman Brothers Inc..	27,896,396
State Street Bank and Trust Company	174,098,618
581,386,000
Repurchase Agreement/ Counterparty	Value
$6,343,604,000 due 9/1/04 at1.58%
Banc of America Securities LLC.	$ 737,042,338
Barclays Capital Inc.	692,819,797
BNP Paribas Securities Corp.	737,042,338
Credit Suisse First Boston LLC	1,260,342,397
Deutsche Bank Securities Inc.	221,112,701
Greenwich Capital Markets, Inc.	217,427,490
J.P. Morgan Securities, Inc.	548,803,936
Morgan Stanley & Co. Incorporated.	1,357,649,675
UBS Securities LLC	571,363,328
6,343,604,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2004

MCC-QTLY-1004

1.805745.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.2%
	Principal Amount	Value
Alabama - 1.8%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 1.36% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,000,000	$ 3,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 1.35%, VRDN (a)	5,600,000	5,600,000
Series 1995 C, 1.4%, VRDN (a)	3,450,000	3,450,000
Series 1995 D, 1.4%, VRDN (a)	13,800,000	13,800,000
Series 1995 E, 1.36%, VRDN (a)	3,370,000	3,370,000
1.45%, VRDN (a)(b)	3,600,000	3,600,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.4%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.36%, LOC Wachovia Bank NA, VRDN (a)(b)	5,365,000	5,365,000
Montgomery Alaha Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.35%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000,000	6,000,000
		48,185,000
Arizona - 1.5%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.38%, LOC KBC Bank NV, VRDN (a)(b)	25,850,000	25,850,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 1.22% tender 9/7/04, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.42%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
(San Remo Apts. Proj.) 1.38%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,605,000	2,605,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.42%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,250,000	2,250,000
		39,205,325
Arkansas - 0.6%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.45% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 13,000,000	$ 13,000,000
Series ROC II R121, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	2,420,000	2,420,000
		16,420,000
California - 4.8%
California Econ. Recovery Series 04 C7, 1.34%, LOC BNP Paribas SA, VRDN (a)	18,000,000	18,000,000
California Health Facilities Fing. Auth. Rev. (Adventist Health Sys. West Proj.) Series 1998 A, 1.33% (MBIA Insured), VRDN (a)	2,285,000	2,285,000
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN Series PT 998, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,100,000	3,100,000
Series 2001 A, 1.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	8,335,000	8,335,000
Series 2001 N, 1.33% (FSA Insured), VRDN (a)(b)	12,130,000	12,130,000
Series 2003 H, 1.32% (FSA Insured), VRDN (a)(b)	14,900,000	14,900,000
Series F, 1.33% (AMBAC Insured), VRDN (a)(b)	14,900,000	14,900,000
Series M, 1.33% (Liquidity Facility Bank of America NA), VRDN (a)(b)	21,000,000	21,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	15,200,000	15,200,000
Series 1996 E, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	10,600,000	10,600,000
California Statewide Cmnty. Dev. Auth. Multi-family Rev. (Irvine Apt. Communities LP Proj.) Series 2001 W3, 1.36%, LOC Bank of America NA, VRDN (a)(b)	4,800,000	4,800,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.45%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		126,675,000
Colorado - 1.4%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.48%, LOC Bank One NA, Chicago, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
Colorado Hsg. & Fin. Auth.:
Series 2002 A3, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 6,670,000	$ 6,670,000
Series 2003 A2 Class I, 1.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	3,700,000	3,700,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.35% (Liquidity Facility Societe Generale) (a)(c)	4,400,000	4,400,000
Colorado Student Oblig. Auth. (Student Ln. Prog.) Series 1990 A, 1.38% (AMBAC Insured), VRDN (a)(b)	4,700,000	4,700,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PA 1186, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,500,000	2,500,000
Series PT 688, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
Series 2000 B, 1.4% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
		36,505,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.6%, VRDN (a)(b)	8,000,000	8,000,000
Series 1993 C, 1.6%, VRDN (a)	700,000	700,000
Series 1999 B, 1.75%, VRDN (a)(b)	1,100,000	1,100,000
		9,800,000
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,130,000	3,130,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.47% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	550,000	550,000
Metropolitan Washington Arpt. Auth. Sys. Rev.:
Participating VRDN Series Putters 404, 1.39% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,700,000	1,700,000
1.35% (FSA Insured), VRDN (a)(b)	7,675,000	7,675,000
Metropolitan Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
		24,115,000
Municipal Securities - continued
	Principal Amount	Value
Florida - 5.7%
Collier County School Board Ctfs. of Prtn. Participating VRDN:
Series PT 2277, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,950,000	$ 3,950,000
Series PT 2295, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,045,000	7,045,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.36%, VRDN (a)	1,200,000	1,200,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.47% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,485,000	1,485,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,300,000	2,300,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Hunters Run Apts. Proj.) Series G, 1.34%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	4,900,000	4,900,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1995 A, 1.36% (Liquidity Facility Suntrust Bank), VRDN (a)	8,000,000	8,000,000
Series 1997 B, 1.36% (Liquidity Facility Suntrust Bank), VRDN (a)	4,200,000	4,200,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.42%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 918, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,955,000	1,955,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 2355, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,405,000	4,405,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.36%, VRDN (a)	78,755,000	78,755,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.39%, VRDN (a)(b)	13,100,000	13,100,000
Tampa Bay Wtr. Util. Sys. Rev. 1.38%, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Univ. of Florida Athletic Assoc. Cap. Impt. Rev. Series 1990, 1.4%, LOC Suntrust Bank, VRDN (a)	9,600,000	9,600,000
		150,395,000
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Second Series 2001, 1.39%, VRDN (a)(b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Atlanta Arpt. Rev. Participating VRDN Series PT 901, 1.42% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	$ 6,175,000	$ 6,175,000
Atlanta Wtr. & Wastewtr. Rev. Series C, 1.35% (FSA Insured), VRDN (a)	10,700,000	10,700,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.4%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 A, 1.33%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000,000	7,000,000
Series 2000 B, 1.38%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,900,000	2,900,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.47%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,310,000	1,310,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.38%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.41%, LOC Suntrust Bank, VRDN (a)(b)	2,575,000	2,575,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Proj.) 1.36%, LOC Suntrust Bank, VRDN (a)	24,255,000	24,255,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (a)(b)	4,885,000	4,885,000
		77,750,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,350,000	1,350,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	624,000	624,000
Illinois - 12.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.45%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 1.47% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.38% (MBIA Insured), VRDN (a)(b)	42,500,000	42,500,000
Series 1998 B, 1.38% (MBIA Insured), VRDN (a)(b)	72,500,000	72,500,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROC II R239. 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	$ 5,200,000	$ 5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,120,000	2,120,000
Illinois Fin. Auth. Rev. (Northwestern Memorial Proj.):
Series B1, 1.35% (Liquidity Facility Bank of Nova Scotia New York Agcy.), VRDN (a)	4,000,000	4,000,000
Series B2, 1.33% (Liquidity Facility UBS AG), VRDN (a)	8,670,000	8,670,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 02 1301, 1.38% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Series EGL 02 1304, 1.38% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Series 2003 B, 1.32% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	117,900,000	117,900,000
Illinois Health Facilities Auth. Rev. (Resurrection Health Care Proj.) Series 1999 A, 1.35% (FSA Insured), VRDN (a)	33,105,000	33,105,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series PT 2317, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,365,000	5,365,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 1.37%, LOC Bank of America NA, VRDN (a)(b)	4,400,000	4,400,000
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,049,000	2,049,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 1.39%, LOC Bank of New York, New York, VRDN (a)(b)	7,650,000	7,650,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN EGL 2004 30, Class A, 1.38% (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,590,000	2,590,000
		326,854,000
Indiana - 1.4%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.55%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Indiana Bond Bank Rev. Participating VRDN Series ROC II R2079, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,435,000	2,435,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.41%, LOC Suntrust Bank, VRDN (a)(b)	$ 3,800,000	$ 3,800,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.41%, LOC Suntrust Bank, VRDN (a)(b)	4,250,000	4,250,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,565,000	7,565,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS 942 D, 1.36% (Liquidity Facility Morgan Stanley) (a)(c)	4,350,000	4,350,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 1.42% (Liquidity Facility Danske Bank AS) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.52%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	800,000	800,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) 1.39%, VRDN (a)(b)	10,000,000	10,000,000
		37,200,000
Iowa - 0.0%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.43%, LOC Bank of America NA, VRDN (a)(b)	1,300,000	1,300,000
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.43%, LOC Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
Kentucky - 2.0%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.4%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.42% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 1.35% (MBIA Insured), VRDN (a)	2,900,000	2,900,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.4%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,820,000	1,820,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.37% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	16,050,000	16,050,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.): - continued
Series B, 1.38% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	$ 13,500,000	$ 13,500,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,795,000	1,795,000
		51,680,000
Louisiana - 6.4%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.39%, LOC BNP Paribas SA, VRDN (a)(b)	15,300,000	15,300,000
1.39%, LOC BNP Paribas SA, VRDN (a)(b)	40,700,000	40,700,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,750,000	3,750,000
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250,000	5,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 1.39%, VRDN (a)(b)	12,800,000	12,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.38%, VRDN (a)(b)	24,700,000	24,700,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.41%, VRDN (a)(b)	40,000,000	40,000,000
Series 1993, 1.38%, VRDN (a)(b)	14,150,000	14,150,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.48%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 1.48%, VRDN (a)(b)	10,200,000	10,200,000
Series 1995, 1.48%, VRDN (a)(b)	1,050,000	1,050,000
		168,900,000
Maine - 0.1%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 12, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,335,000	3,335,000
Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 1.35% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. (Central Artery Proj.): - continued
Series B, 1.35%, VRDN (a)	$ 11,950,000	$ 11,950,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Health Care Sys., Inc. Proj.) Series D6, 1.33%, VRDN (a)	6,600,000	6,600,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series SGA 87, 1.34% (Liquidity Facility Societe Generale) (a)(c)	5,700,000	5,700,000
		47,250,000
Michigan - 0.8%
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,460,000	2,460,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.37% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,000,000	10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 1.47%, LOC Comerica Bank, Detroit, VRDN (a)(b)	700,000	700,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.65%, VRDN (a)	1,100,000	1,100,000
		21,110,000
Minnesota - 0.9%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Children's Health Care Proj.) Series B, 1.35% (FSA Insured), VRDN (a)	5,050,000	5,050,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.38%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.36% (Liquidity Facility Morgan Stanley) (a)(c)	5,400,000	5,400,000
Series ROC II R4039, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,665,000	3,665,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 1.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,360,000	5,360,000
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.41%, LOC Fannie Mae, VRDN (a)(b)	3,060,000	3,060,000
		23,885,000
Mississippi - 1.8%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.35%, VRDN (a)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value
Mississippi - continued
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.39%, VRDN (a)(b)	$ 17,350,000	$ 17,350,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.35%, VRDN (a)	14,100,000	14,100,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 714, 1.45% (Liquidity Facility Morgan Stanley) (a)(b)(c)	12,212,000	12,212,000
		47,762,000
Missouri - 1.1%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,000,000	15,000,000
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,360,000	9,360,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 A, 1.35%, LOC Bank of America NA, VRDN (a)(b)	1,900,000	1,900,000
Series 1990 B, 1.35%, LOC Bank of America NA, VRDN (a)(b)	2,900,000	2,900,000
		29,160,000
Montana - 0.2%
Montana Board of Hsg. Participating VRDN Series Putters 348, 1.39% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	4,655,000	4,655,000
Nebraska - 2.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.38%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 1.35% (AMBAC Insured), VRDN (a)	4,100,000	4,100,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,295,000	1,295,000
Series 2000 F, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,235,000	7,235,000
Series 2001 B, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,440,000	9,440,000
Series 2001 C, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,935,000	2,935,000
Series 2002 B, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,165,000	3,165,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2002 C, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 3,370,000	$ 3,370,000
Series 2002 F:
1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	15,650,000	15,650,000
1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,055,000	1,055,000
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 0014, 1.38% (Liquidity Facility Citibank NA) (a)(c)	3,200,000	3,200,000
Omaha Gen. Oblig. Participating VRDN Series EGL 04 0009, 1.38% (Liquidity Facility Citibank NA) (a)(c)	2,560,000	2,560,000
		55,505,000
Nevada - 1.4%
Clark County Arpt. Rev. Series C, 1.38% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	16,950,000	16,950,000
Clark County Gen. Oblig. Participating VRDN Series ROC II R1035, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,985,000	2,985,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Gen. Oblig. Participating VRDN Series 1714, 1.38% (Liquidity Facility WestLB AG) (a)(c)	2,300,000	2,300,000
Nevada Hsg. Division Series 2002 A, 1.38%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	6,300,000	6,300,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.35% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		36,225,000
New Hampshire - 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	6,333,000	6,333,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	4,165,000	4,165,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 1.32%, LOC Fannie Mae, VRDN (a)(b)	$ 16,400,000	$ 16,400,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,705,000	1,705,000
		28,603,000
New Jersey - 1.2%
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 B, 1.4% (AMBAC Insured), VRDN (a)	3,005,000	3,005,000
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	27,600,000	27,600,000
		30,605,000
New Mexico - 0.9%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 1.35%, LOC Barclays Bank PLC, VRDN (a)	11,700,000	11,700,000
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 1.41% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,285,000	3,285,000
New Mexico Single Family Hsg. Rev. Participating VRDN Series RF 00 B2, 1.47% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	7,770,000	7,770,000
		22,755,000
New York - 5.9%
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.39% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 1.35%, LOC Fannie Mae, VRDN (a)(b)	16,800,000	16,800,000
(West End Towers Proj.) Series 2004 A, 1.35%, LOC Fannie Mae, VRDN (a)(b)	23,000,000	23,000,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(92nd & First Residential Tower Proj.) Series A, 1.33%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	20,000,000	20,000,000
(Atlantic Court Apts. Proj.) Series A, 1.37%, LOC HSBC Bank USA, VRDN (a)(b)	19,500,000	19,500,000
New York State Hsg. Fin. Agcy. Rev.:
(East 39th Street Hsg. Proj.) Series A, 1.36%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(West 33rd Street Hsg. Proj.) Series A, 1.35%, LOC Fannie Mae, VRDN (a)(b)	33,900,000	33,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2003 3F, 1.33% (Liquidity Facility Bank of New York, New York), VRDN (a)	$ 6,400,000	$ 6,400,000
Series C, 1.36% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	27,575,000	27,575,000
		156,075,000
New York & New Jersey - 1.2%
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Series 1R, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)(b)	5,000,000	5,000,000
Series 4, 1.36%, VRDN (a)(b)	13,700,000	13,700,000
Series 6, 1.36%, VRDN (a)(b)	8,600,000	8,600,000
Port Auth. of New York & New Jersey Participating VRDN Series PT 1269, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,000,000	5,000,000
		32,300,000
Non State Specific - 0.7%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,156,000	3,156,000
Series 2003 10, 1.52% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	8,900,000	8,900,000
Series 2003 13, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,800,000	1,800,000
Series 2003 3, 1.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,800,000	3,800,000
		17,656,000
North Carolina - 1.8%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.45%, LOC Nat'l. City Bank, VRDN (a)(b)	1,425,000	1,425,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.5%, VRDN (a)(b)	18,800,000	18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Services, Inc. Proj.) 1.41%, LOC Suntrust Bank, VRDN (a)(b)	5,000,000	5,000,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 1.36% (Liquidity Facility Morgan Stanley) (a)(c)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 3,975,000	$ 3,975,000
Series Merlots 00 A37, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,185,000	3,185,000
Series Merlots A70, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,420,000	2,420,000
		46,085,000
North Dakota - 0.6%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.38%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(b)	800,000	800,000
North Dakota Hsg. Fin. Agcy. Rev. Series 2003 A, 1.34% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	14,120,000	14,120,000
		14,920,000
Ohio - 1.2%
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 1.36%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	1,900,000	1,900,000
(Ohio Edison Co. Proj.) Series 2000 C, 1.36%, LOC Wachovia Bank NA, VRDN (a)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.44% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,975,000	1,975,000
Series PT 582, 1.41% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 1.36%, LOC Wachovia Bank NA, VRDN (a)(b)	16,900,000	16,900,000
		31,160,000
Oklahoma - 0.9%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series PT 167, 1.41% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,165,000	1,165,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.37% (MBIA Insured), VRDN (a)(b)	10,300,000	10,300,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - continued
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.44% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 2,600,000	$ 2,600,000
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.35%, LOC BNP Paribas SA, VRDN (a)	10,035,000	10,035,000
		24,100,000
Oregon - 0.4%
Multnomah Co. Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.38%, LOC Bank of America NA, VRDN (a)(b)	5,050,000	5,050,000
		10,050,000
Pennsylvania - 2.0%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1999 A, 1.33% (AMBAC Insured), VRDN (a)(b)	17,000,000	17,000,000
Series 2001 B, 1.37% (FSA Insured), VRDN (a)(b)	6,100,000	6,100,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series PT 890, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,240,000	4,240,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.37% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,300,000	3,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.46%, LOC Dexia Cr. Local de France, VRDN (a)(b)	13,500,000	13,500,000
		51,655,000
South Carolina - 2.1%
Berkeley County Exempt Facility Indl. Rev. (Amoco Chemical Co. Proj.) 1.39%, VRDN (a)(b)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.39%, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.5%, VRDN (a)(b)	$ 10,000,000	$ 10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.41%, LOC Suntrust Bank, VRDN (a)(b)	5,690,000	5,690,000
(Cedarwoods Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 1.44%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
(Turnils North America Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	1,565,000	1,565,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.37% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		54,205,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN Series BA 01 S, 1.47% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,835,000	3,835,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 837, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	90,000	90,000
Series PT 889, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,820,000	6,820,000
		10,745,000
Tennessee - 1.0%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 1.37%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.7%, VRDN (a)(b)	4,700,000	4,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.4% (AMBAC Insured), VRDN (a)(b)	10,470,000	10,470,000
		27,370,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 14.2%
Austin Wtr. & Wastewtr. Sys. Rev. 1.35% (FSA Insured), VRDN (a)	$ 14,075,000	$ 14,075,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 1.35% (MBIA Insured), VRDN (a)	8,000,000	8,000,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.4%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	2,900,000	2,900,000
1.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,900,000	5,900,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.39%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
1.39%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
1.39%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B:
1.39%, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,700,000	11,700,000
1.39%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R3014, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,205,000	5,205,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series PT 738, 1.42% (Liquidity Facility Danske Bank AS) (a)(b)(c)	3,910,000	3,910,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.35% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.39%, VRDN (a)(b)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 1.39%, LOC BNP Paribas SA, VRDN (a)(b)	7,700,000	7,700,000
1.41%, LOC WestLB AG, VRDN (a)(b)	11,400,000	11,400,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.39%, LOC Bank One NA, Chicago, VRDN (a)(b)	36,300,000	36,300,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1998, 1.39%, VRDN (a)(b)	8,500,000	8,500,000
Series 2001, 1.39%, VRDN (a)(b)	3,725,000	3,725,000
(BP Amoco Chemical Co. Proj.) 1.39%, VRDN (a)(b)	9,400,000	9,400,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.: - continued
(BP Prods. North America, Inc. Proj.) 1.39%, VRDN (a)(b)	$ 17,600,000	$ 17,600,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.39%, VRDN (a)(b)	7,600,000	7,600,000
Series 1994, 1.39%, VRDN (a)(b)	9,600,000	9,600,000
Harris County Gen. Oblig. Participating VRDN Series EGL 02 6012, 1.38% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.36% (MBIA Insured), VRDN (a)	5,185,000	5,185,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.35%, VRDN (a)	5,900,000	5,900,000
(Texas Med. Ctr. Proj.) Series 2001, 1.35% (MBIA Insured), VRDN (a)	10,575,000	10,575,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 1999 B, 1.35% (FSA Insured), VRDN (a)	3,700,000	3,700,000
1.35% (MBIA Insured), VRDN (a)	5,200,000	5,200,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose Aldine Bender Apt. Proj.) 1.39%, LOC Fannie Mae, VRDN (a)(b)	6,170,000	6,170,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series MS 845, 1.38% (Liquidity Facility Morgan Stanley) (a)(c)	3,010,000	3,010,000
Series SG 03 161, 1.38% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,285,000	2,285,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 1.34%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,600,000	9,600,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.39%, LOC Bank One NA, Chicago, VRDN (a)(b)	3,000,000	3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.45%, VRDN (a)(b)	2,895,000	2,895,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 1.34%, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,475,000	7,475,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 4,980,000	$ 4,980,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. (Pinnacle Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
Series LB 04 L62J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
(Veterans Hsg. Assistance Prog.) Series A, 1.37% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,200,000	2,200,000
Texas Wtr. Dev. Board Rev. 1.36% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,700,000	13,700,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 1.39%, LOC Fannie Mae, VRDN (a)(b)	6,700,000	6,700,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 1.4% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Univ. of Texas Univ. Revs. Participating VRDN Series MS 98 97, 1.36% (Liquidity Facility Morgan Stanley) (a)(c)	5,120,000	5,120,000
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.38% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,860,000	2,860,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.39%, VRDN (a)(b)	19,000,000	19,000,000
		373,900,000
Utah - 0.0%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.39%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,100,000	1,100,000
Vermont - 0.5%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 1.34%, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	12,075,000	12,075,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 0.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,700,000	$ 1,700,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.36% (Liquidity Facility Morgan Stanley) (a)(c)	4,300,000	4,300,000
		6,000,000
Washington - 3.4%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.65%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,200,000	1,200,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) 1.39%, VRDN (a)(b)	19,600,000	19,600,000
Port of Seattle Rev. Participating VRDN:
Series PT 1780, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,635,000	8,635,000
Series PT 2171, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,115,000	3,115,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.4% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.35% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.38%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.38%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,100,000	5,100,000
Washington Hsg. Fin. Commission Participating VRDN Series PT 636, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,460,000	1,460,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Silver Creek Apts. Proj.) Series A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	4,100,000	4,100,000
		89,710,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 0.4%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co. Proj.) Series E, 1.36%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 3,600,000	$ 3,600,000
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 1.39% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000,000	6,000,000
		9,600,000
Wisconsin - 0.8%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.4%, VRDN (a)	3,000,000	3,000,000
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,100,000	1,100,000
Wilmot Union High School District Participating VRDN Series PT 2258, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,670,000	9,670,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series D, 1.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	7,335,000	7,335,000
		21,105,000
Wyoming - 1.5%
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	26,100,000	26,100,000
Series 1984 B, 1.4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	3,900,000	3,900,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 1.35%, VRDN (a)	9,280,000	9,280,000
		39,280,000
TOTAL INVESTMENT PORTFOLIO - 95.2%		2,502,499,325
NET OTHER ASSETS - 4.8%		127,532,432
NET ASSETS - 100%		$ 2,630,031,757
Total Cost for Federal Income Tax Purposes $ 2,502,499,325
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004